Schedule of Investments (unaudited)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	789,085	$84,795,074
Total Investment Companies (Cost: $87,739,422)		84,795,074
Short-Term Securities
Money Market Funds — 46.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	41,389,766	41,410,461
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	370,000	370,000
Total Short-Term Securities — 46.8% (Cost: $41,780,461)		41,780,461
Total Investments in Securities — 141.7% (Cost: $129,519,883)		126,575,535
Liabilities in Excess of Other Assets — (41.7)%		(37,218,120)
Net Assets — 100.0%		$89,357,415

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,533,030	$16,880,127 (a)	$—	$442	$(3,138)	$41,410,461	41,389,766	$48,947 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	100,000 (a)	—	—	—	370,000	370,000	5,339	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	50,697,788	35,862,520	(1,340,383)	(300,174)	(124,677)	84,795,074	789,085	545,150	—
				$(299,732)	$(127,815)	$126,575,535		$599,436	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/05/30	USD	170	$7,371	$2	$7,369
4.26%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/14/30	USD	400	(4,290)	5	(4,295)
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/06/31	USD	200	3,715	3	3,712

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/06/32	USD	200	$11,078	$3	$11,075
1-Day SOFR, 4.38%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	51	861	(810)
3.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/09/48	USD	200	27,957	6	27,951
2.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/48	USD	100	16,850	3	16,847
3.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/05/48	USD	100	15,531	3	15,528
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/06/49	USD	150	8,601	5	8,596
2.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/06/52	USD	200	36,487	7	36,480
2.99%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/05/53	USD	100	17,429	3	17,426
								$140,780	$901	$139,879
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	USD	60	$570	$—	$570
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	USD	66	670	—	670
2.04%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/25	USD	140	835	3	832
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/26	USD	1,360	1,106	(322)	1,428
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	105,903	22	105,881
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	163,273	40	163,233
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	3,709	(116)	3,825
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/28	USD	5,360	20,252	(203)	20,455
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	65	984	1	983
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	380	3,849	5	3,844
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	21,410	21	21,389

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	$17,084	$15	$17,069
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	64,039	18	64,021
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	62,767	28	62,739
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	1,000	750	14	736
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	3,065	8	3,057
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	1,566	(431)	1,997
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	133	(198)	(64)	(134)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/29	USD	200	(362)	189	(551)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/29	USD	1,150	2,209	15	2,194
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/29	USD	1,485	(653)	19	(672)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	89	77	12
2.22%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/29	USD	2,000	31,504	(458)	31,962
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	2,999	(136)	3,135
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/30	USD	8,850	48,194	1,026	47,168
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	61,548	7,109	54,439
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	71,518	10	71,508
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	256,039	47	255,992
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	160,816	34	160,782
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	205,715	47	205,668

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	$45,933	$14	$45,919
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	265,416	2,870	262,546
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	9,733	(552)	10,285
2.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/31	USD	280	5,153	(64)	5,217
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/31	USD	345	3,992	(86)	4,078
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	937	—	937
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/32	USD	7,000	48,378	(1,062)	49,440
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/32	USD	940	202	18	184
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	2,087	3	2,084
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	521	1	520
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	1,445	3	1,442
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	894	200	694
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	181	2	179
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	1,033	2	1,031
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	2,528	6	2,522
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	2,684	11	2,673
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	1,097	3	1,094
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	1,415	5	1,410
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	2,090	58	2,032

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	$517	$2	$515
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	119	1	118
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	1,182	13	1,169
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	(298)	(278)	(20)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	(1,323)	(91)	(1,232)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	(1,241)	513	(1,754)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	(1,111)	18	(1,129)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	610	(2,339)	14	(2,353)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	(312)	505	(817)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/34	USD	445	8,743	(427)	9,170
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	3,180	8	3,172
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	503	(21)	524
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/34	USD	65	(24)	(160)	136
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/34	USD	518	5,886	12	5,874
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/35	USD	4,870	42,453	(2,020)	44,473
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	137,867	88	137,779
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	31,878	16	31,862
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/39	USD	166	(52)	5	(57)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/39	USD	130	(427)	4	(431)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/39	USD	195	$(80)	$405	$(485)
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/39	USD	40	929	(78)	1,007
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/39	USD	300	104	(1,149)	1,253
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/40	USD	2,750	27,955	(6,334)	34,289
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	47,716	19	47,697
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	88,418	38	88,380
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	28,652	4	28,648
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	55,372	51	55,321
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	7,806	8	7,798
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	67	—	67
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	483	92	391
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	421	2	419
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	514	2	512
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	570	5	565
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	(121)	4	(125)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	(92)	(133)	41
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/44	USD	77	(602)	(17)	(585)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/44	USD	215	(416)	8	(424)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/44	USD	354	(1,778)	14	(1,792)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/44	USD	63	$(315)	$380	$(695)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/44	USD	25	660	(51)	711
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	2,120	(15)	2,135
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/44	USD	80	37	(372)	409
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/45	USD	3,000	38,597	(3,741)	42,338
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	5,112	4	5,108
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	56,683	45	56,638
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/49	USD	65	(531)	3	(534)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/49	USD	84	(670)	628	(1,298)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/49	USD	70	1,932	(187)	2,119
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	4,139	7	4,132
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	6,821	(339)	7,160
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	83,708	(11,789)	95,497
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/49	USD	160	235	(796)	1,031
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/50	USD	1,570	21,881	(2,684)	24,565
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,905	—	1,905
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	113,196	16,730	96,466
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	37,994	15	37,979
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	75,941	49	75,892

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	$33,510	$23	$33,487
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	2,966	5	2,961
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	1,602	2	1,600
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,852	5	1,847
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	(81)	1	(82)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	615	215	400
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	273	2	271
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	236	2	234
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	177	3	174
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	(670)	(355)	(315)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/54	USD	200	(1,507)	10	(1,517)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/54	USD	88	(970)	5	(975)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	2,705	(361)	3,066
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	292	—	292
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	664	(112)	776
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/54	USD	200	400	(1,167)	1,567
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/55	USD	1,520	23,938	(2,876)	26,814
							$2,703,535	$(7,118)	$2,710,653

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$84,795,074	$—	$—	$84,795,074
Short-Term Securities
Money Market Funds	41,780,461	—	—	41,780,461
	$126,575,535	$—	$—	$126,575,535
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,728,630	$—	$2,728,630
Interest Rate Contracts	—	144,984	—	144,984
Liabilities
Inflation Linked Contracts	—	(17,977)	—	(17,977)
Interest Rate Contracts	—	(5,105)	—	(5,105)
	$—	$2,850,532	$—	$2,850,532

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate